Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
The following table provides information regarding compensation paid to the Company’s Chief Executive Officer and other Named Executive Officers along with the cumulative total shareholder return of the Company and the Total Shareholder Return of the Russell 1000 Consumer Discretionary Index, the Company’s net income and the Company’s revenue, which is the Company’s most important financial performance measure used by the Company to link compensation actually paid to the Company’s named executive officers, for 2022, to Company performance.

	Cocks		Stoddart		Goldner

Year (1)	Summary Compensation Table (SCT) For CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) For CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) For CEO	Compensation Actually Paid (CAP) to CEO (2)	Average SCT Total for Other NEOs (4)	Average CAP to Other NEOs (4)	Value of Initial Fixed $100 Investment Based on (5) :		Net Income (GAAP)	Company Selected Measure
									TSR (HAS)	TSR (Russell 1000 Consumer Discretionary Index)		Revenue

2022	$9,443,047	$3,460,022	$270,000	($574,022)	n/a	n/a	$7,444,885	$2,209,062	$60.60	$108.23	$203,500,000	$5,856,700,000

2021	n/a	n/a	$3,130,233	$3,198,778	$23,714,681	$29,079,175	$6,265,507	$7,724,029	$38.45	$164.69	$428,700,000	$6,420,400,000

2020	n/a	n/a	n/a	n/a	$16,668,010	$6,508,847	$9,964,919	$7,610,559	$91.07	$138.64	$222,500,000	$5,465,400,000

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Total from Summary Compensation Table	$9,443,047	$270,000	$7,444,885	$3,130,233	$23,714,681	$6,265,507	$16,668,010	$9,964,919

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Adjustments for stock and options awards

Subtract: SCT Amounts	($7,871,541)	$0	($5,413,134)	($2,660,077)	($6,872,319)	($3,419,074)	($10,030,160)	($6,432,778)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$4,216,348	$0	$2,804,299	$2,567,462	$764,559	$3,946,937	$6,769,907	$6,896,721

+/-: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($2,088,044)	$0	($2,829,032)	$0	$1,325,727	$1,016,013	($5,058,029)	($2,494,125)

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Add: Vesting date fair value of awards granted and vesting during such year	$0	$0	$340,380	$161,160	$11,692,035	$0	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($238,667)	($844,022)	($135,942)	$0	($1,405,142)	($65,617)	($1,486,435)	($287,268)

Total Impact: Adjustments for stock and option awards	($5,981,904)	($844,022)	($5,233,428)	$68,545	$5,504,861	$1,478,259	($9,804,716)	($2,317,450)

Compensation Actually Paid (as calculated)	$3,460,022	($574,022)	$2,209,062	$3,198,778	$29,079,175	$7,724,029	$6,508,847	$7,610,559
Footnotes:

(1)	The other NEOs were Mr. Cocks (2021), Ms. Thomas (all years), Messrs. Frascotti, Throop & Johnson (2020 and 2021), Ms. Williams and Messrs. Nyman and Throop (2022).

(2)	The 2021 amounts for Mr. Golder are primarily a result of increased compensation as a result of his untimely passing.

(3)
The following detailed breakdown table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amount from the SCT Amount. The SCT Amount and the CAP Amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with SEC rules contained in item 402 of Regulation
S-K
under the Exchange Act

(4)	Amounts presented are averages for the entire group of other NEOS.

(5)
Total Shareholder Return (TSR) data is calculated based on an initial measurement date of December 29, 2019 and reflects: For 2022
-
3 year (December 29, 2019 - December 25, 2022); for 2021
-
2 year (December 29, 2019 - December 25, 2021); and for 2020 - 1 year (December 29, 2019 - December 27, 2020).

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The other NEOs were Mr. Cocks (2021), Ms. Thomas (all years), Messrs. Frascotti, Throop & Johnson (2020 and 2021), Ms. Williams and Messrs. Nyman and Throop (2022).
Adjustment To PEO Compensation, Footnote [Text Block]

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Total from Summary Compensation Table	$9,443,047	$270,000	$7,444,885	$3,130,233	$23,714,681	$6,265,507	$16,668,010	$9,964,919

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Adjustments for stock and options awards

Subtract: SCT Amounts	($7,871,541)	$0	($5,413,134)	($2,660,077)	($6,872,319)	($3,419,074)	($10,030,160)	($6,432,778)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$4,216,348	$0	$2,804,299	$2,567,462	$764,559	$3,946,937	$6,769,907	$6,896,721

+/-: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($2,088,044)	$0	($2,829,032)	$0	$1,325,727	$1,016,013	($5,058,029)	($2,494,125)

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Add: Vesting date fair value of awards granted and vesting during such year	$0	$0	$340,380	$161,160	$11,692,035	$0	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($238,667)	($844,022)	($135,942)	$0	($1,405,142)	($65,617)	($1,486,435)	($287,268)

Total Impact: Adjustments for stock and option awards	($5,981,904)	($844,022)	($5,233,428)	$68,545	$5,504,861	$1,478,259	($9,804,716)	($2,317,450)

Compensation Actually Paid (as calculated)	$3,460,022	($574,022)	$2,209,062	$3,198,778	$29,079,175	$7,724,029	$6,508,847	$7,610,559

Non-PEO NEO Average Total Compensation Amount	$ 7,444,885	$ 6,265,507	$ 9,964,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,209,062	7,724,029	7,610,559
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Total from Summary Compensation Table	$9,443,047	$270,000	$7,444,885	$3,130,233	$23,714,681	$6,265,507	$16,668,010	$9,964,919

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0	$0	$0	$0	$0	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	($1,121)	$0	($2,394)	$0	($140,367)	($19,737)	($354,447)	($36,909)

Adjustments for stock and options awards

Subtract: SCT Amounts	($7,871,541)	$0	($5,413,134)	($2,660,077)	($6,872,319)	($3,419,074)	($10,030,160)	($6,432,778)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$4,216,348	$0	$2,804,299	$2,567,462	$764,559	$3,946,937	$6,769,907	$6,896,721

+/-: Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($2,088,044)	$0	($2,829,032)	$0	$1,325,727	$1,016,013	($5,058,029)	($2,494,125)

	2022 (3)			2021 (3)			2020 (3)

Adjustments	CEO (Cocks)	CEO (Stoddart)	Other NEOs (4)	CEO (Stoddart)	CEO (Goldner)	Other NEOs (4)	CEO (Goldner)	Other NEOs (4)

Add: Vesting date fair value of awards granted and vesting during such year	$0	$0	$340,380	$161,160	$11,692,035	$0	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($238,667)	($844,022)	($135,942)	$0	($1,405,142)	($65,617)	($1,486,435)	($287,268)

Total Impact: Adjustments for stock and option awards	($5,981,904)	($844,022)	($5,233,428)	$68,545	$5,504,861	$1,478,259	($9,804,716)	($2,317,450)

Compensation Actually Paid (as calculated)	$3,460,022	($574,022)	$2,209,062	$3,198,778	$29,079,175	$7,724,029	$6,508,847	$7,610,559

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the most important financial performance measures used
to link compensation actually paid to our NEOs for 2022 to Company performance.

Performance Measure	Primary Measure	Short-Term Incentive Measure	Performance Share Award Performance Measure

Net Revenue	X	X	X

Operating Margin		X

Free Cash Flow		X

EPS			X

ROIC			X

Total Shareholder Return Amount	$ 60.6	38.45	91.07
Peer Group Total Shareholder Return Amount	108.23	164.69	138.64
Net Income (Loss)	$ 203,500,000	$ 428,700,000	$ 222,500,000
Company Selected Measure Amount	5,856,700,000	6,420,400,000	5,465,400,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Cocks [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 9,443,047
PEO Actually Paid Compensation Amount	$ 3,460,022
PEO Name	Cocks
Stoddart [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 270,000	$ 3,130,233
PEO Actually Paid Compensation Amount	$ (574,022)	$ 3,198,778
PEO Name	Stoddart	Stoddart
Goldner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 23,714,681	$ 16,668,010
PEO Actually Paid Compensation Amount		$ 29,079,175	$ 6,508,847
PEO Name		Goldner	Goldner
PEO [Member] | Cocks [Member] | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,121)
PEO [Member] | Cocks [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Cocks [Member] | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,121)
PEO [Member] | Cocks [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,871,541)
PEO [Member] | Cocks [Member] | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,216,348
PEO [Member] | Cocks [Member] | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,088,044)
PEO [Member] | Cocks [Member] | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Cocks [Member] | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(238,667)
PEO [Member] | Cocks [Member] | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,981,904)
PEO [Member] | Stoddart [Member] | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ 0
PEO [Member] | Stoddart [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Stoddart [Member] | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Stoddart [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,660,077)
PEO [Member] | Stoddart [Member] | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	2,567,462
PEO [Member] | Stoddart [Member] | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Stoddart [Member] | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	161,160
PEO [Member] | Stoddart [Member] | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(844,022)	0
PEO [Member] | Stoddart [Member] | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(844,022)	68,545
PEO [Member] | Goldner [Member] | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(140,367)	$ (354,447)
PEO [Member] | Goldner [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Goldner [Member] | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(140,367)	(354,447)
PEO [Member] | Goldner [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,872,319)	(10,030,160)
PEO [Member] | Goldner [Member] | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		764,559	6,769,907
PEO [Member] | Goldner [Member] | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,325,727	(5,058,029)
PEO [Member] | Goldner [Member] | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,692,035	0
PEO [Member] | Goldner [Member] | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,405,142)	(1,486,435)
PEO [Member] | Goldner [Member] | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,504,861	(9,804,716)
Non-PEO NEO [Member] | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,394)	(19,737)	(36,909)
Non-PEO NEO [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,394)	(19,737)	(36,909)
Non-PEO NEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,413,134)	(3,419,074)	(6,432,778)
Non-PEO NEO [Member] | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,804,299	3,946,937	6,896,721
Non-PEO NEO [Member] | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,829,032)	1,016,013	(2,494,125)
Non-PEO NEO [Member] | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	340,380	0	0
Non-PEO NEO [Member] | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(135,942)	(65,617)	(287,268)
Non-PEO NEO [Member] | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,233,428)	$ 1,478,259	$ (2,317,450)